Supplement dated June 13, 2022
to the Prospectus dated May 1, 2015 for
Protective Variable Annuity NY B Series, C Series, and L Series (for contracts issued before July 15, 2013)
and to the Prospectus dated May 1, 2015 for
Protective Variable Annuity NY B Series, C Series, and L Series (for contracts issued on or after July 15, 2013)
Issued by
Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life

This Supplement amends certain information in your variable product Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The Board of Trustees of the Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund (the “Fund”) voted to liquidate the Fund, which liquidation will take place on or about August 19, 2022. As of that date, the Fund will no longer be available as an Investment Option under the Contract. As a result, the Subaccount that invests in the Fund (the “Multi-Asset Dynamic Multi-Strategy Subaccount”) will also be liquidated.

Contract Value on the Date of Liquidation.  If you have Contract Value allocated to the Multi-Asset Dynamic Multi-Strategy Subaccount as of 3:00 P.M. Central Standard Time on August 19, 2022, Protective Life and Annuity Insurance Company (“Protective”) will automatically transfer that Contract Value to the Invesco V.I. US Government Money Fund (the “Money Market Subaccount”).  Following the transfer, you will receive a confirmation statement showing that the transfer has occurred, and the amount transferred. At or after 3:00 PM Central Standard Time on August [18], 2022, premium and Contract Value may no longer be allocated to the Multi-Asset Dynamic Multi-Strategy Subaccount. Any request we receive at or after 3:00 P.M. Central Standard Time on August 18, 2022, for the allocation of premium or Contract Value to the Multi-Asset Dynamic Multi-Strategy Subaccount will result in an allocation of such premium or Contract Value to the Money Market Subaccount.

Transfer Rights.  Under your Contract, you are permitted to transfer Contract Value among the Investment Options currently available under your Contract. The currently available Investment Options are:

ClearBridge Variable Mid Cap II
ClearBridge Variable Small Cap Growth II
Fidelity® VIP Contrafund Service 2
Fidelity® VIP Index 500 Service 2
Fidelity® VIP Investment Grade Bond Service 2
Fidelity® VIP Mid Cap Service 2
Franklin DynaTech VIP Fund - Class 2
Franklin Income VIP 2
Franklin Mutual Shares VIP 2
Franklin Rising Dividends VIP 2
Franklin Small Cap Value VIP 2
Franklin Small Mid Cap Growth VIP 2
Franklin US Government Securities VIP 2
Goldman Sachs VIT International Equity Insights Service
Goldman Sachs VIT Mid Cap Growth Service (formerly, Goldman Sachs VIT Growth Opportunities Fund)
Goldman Sachs VIT Mid Cap Value Service
Goldman Sachs VIT Strategic Growth Service
Goldman Sachs VIT Trend Driven Allocation Fund Service (formerly, Goldman Sachs VIT Global Trends Allocation Fund)
Invesco V.I. American Value II
Invesco V.I. Balanced-Risk Allocation II
Invesco V.I. Capital Appreciation II
Invesco V.I. Comstock II
Invesco V.I. Discovery Mid Cap Growth II
Invesco V.I. Equity and Income II
Invesco V.I. EQV International Equity II (formerly, Invesco V.I International Growth II)
Invesco V.I. Global II
Invesco V.I. Global Real Estate II
Invesco V.I. Global Strategy Income II
Invesco V.I. Government Securities II
Invesco V.I. Growth and Income II
Invesco V.I. Main Street II
Invesco V.I. Small Cap Equity II
Invesco V.I. US Government Money Portfolio I
Lord Abbett Series Bond-Debenture VC
Lord Abbett Series Dividend Growth VC
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Growth Opportunities VC
Lord Abbett Series Mid-Cap Stock VC
MFS® VIT Growth Service (1)
MFS® VIT II Emerging Markets Equity Service (1)
MFS® VIT II International Intrinsic Value Service (1)
MFS® VIT II MA Investors Growth Stock Service (1)
MFS® VIT Investors Trust Service (1)
MFS® VIT New Discovery Service (1)
MFS® VIT Research Service (1)
MFS® VIT Total Return Bond Service (1)
MFS® VIT Total Return Service (1)
MFS® VIT Utilities Series Service (1)
MFS® VIT Value Service (1)
PIMCO VIT All Asset Advisor
PIMCO VIT Global Diversified Allocation Advisor
PIMCO VIT Long-Term US Government Advisor
PIMCO VIT Low Duration Advisor
PIMCO VIT Real Return Advisor
PIMCO VIT Short-Term Advisor
PIMCO VIT Total Return Advisor
Royce Capital Micro-Cap Service
Royce Capital Small-Cap Service
Templeton Developing Markets VIP 2
Templeton Foreign VIP 2
Templeton Global Bond VIP 2
Templeton Growth VIP 2

  Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

We will not impose any transfer fee on any transfers from the Multi-Asset Dynamic Multi-Strategy Subaccount to any other Investment Options(s) (including any transfer we make to the Money Market Subaccount on the Liquidation Date) from the date of this Supplement until the Liquidation Date, nor will we count any transfer out of the Multi-Asset Dynamic Multi-Strategy Subaccount from the date of this Supplement until the Liquidation Date for the purpose of determining how many free transfers may be permitted in any Contract Year.  We will also not impose any transfer fee on any transfer from the Money Market Subaccount for 60 days after the Liquidation Date nor will we count any transfer out of the Money Market Subaccount for 60 days after the Liquidation Date for the purpose of determining how many free transfers may be permitted in any Contract Year.

We hope you find the enclosed information helpful.  If you would like another copy of the current prospectus for any of the Funds available under the Contract, including the Invesco V.I. US Government Money Portfolio, please call us at 800-456-6330.  If you have any questions, please contact your financial representative, or call us. Fund prospectuses may also be found online at www.protective.com/eprospectus. For your convenience, we have enclosed a transfer request form by which you can instruct us to transfer your Contract Value from the Multi-Asset Dynamic Multi-Strategy Subaccount to the other available Investment Options. If you have any questions, please contact your financial representative, or call us at the aforementioned phone number.